Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands						12 Months Ended
	Aug. 09, 2023	Apr. 19, 2023	Feb. 15, 2023	Aug. 03, 2022	Feb. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Rights, preferences and restrictions attaching to class of share capital						Each common share entitles its holder to vote at Shareholders’ Meetings.
Increase in capital reserves						R$ 24,303
Treasury shares						(470,510)	R$ (479,674)
Dividends payable							R$ 109,515
Dividends per share							R$ 0.1
Proposed dividends payable						R$ 439,684	R$ 109,515	R$ 185,896
Proposed dividends payable per share						R$ 0.4	R$ 0.1	R$ 0.17
Legal reserve as percentage of net income						5.00%	5.00%	5.00%
Threshold Percentage of Share Capital for Legal Reserve Allocation						20.00%
Legal reserves						R$ 121,990	R$ 882,575
Investments statutory reserve as maximum percentage of net income						75.00%
Threshold percentage of share capital for investments reserve allocation						100.00%
Payment of interim interest on capital, attributed to the mandatory minimum dividend, including income tax	R$ 273,798						R$ 450,004
Payment of interim interest on capital, per share, attributed to the mandatory minimum dividend, including income tax,	R$ 0.25						R$ 0.41
Increase in Company's capital		R$ 1,450,000
Minimum mandatory dividends as percentage of net income						25.00%	25.00%	50.00%
Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves	R$ 149		R$ 411	R$ 291	R$ 651
Incurred costs directly attributable to issuing new shares						R$ 2,260
Treasury shares
Disclosure of classes of share capital [line items]
Shares held in treasury						16,195,439	19,974,556	23,756,393
Average cost						R$ 18.3
Treasury shares						R$ (470,510)	R$ (479,674)
Capital reserve | Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves						498,812
Investments reserve
Disclosure of classes of share capital [line items]
Retention of profits and investments reserve						R$ 6,267,569	R$ 5,228,561
Increase in Company's capital		567,425
Legal Reserves
Disclosure of classes of share capital [line items]
Increase in Company's capital		R$ 882,575
Common shares [member]
Disclosure of classes of share capital [line items]
Subscribed and paid-in capital stock						1,115,212,490	1,115,173,080
Par value per share						R$ 0
Common shares outstanding						52,197,033	58,895,761	50,374,275
Common shares [member] | Treasury shares
Disclosure of classes of share capital [line items]
Balance of treasury shares granted with right of use						9,515,384	6,184,427
Shares held in treasury						16,195,439	19,974,556